Intangible Assets - Schedule of Intangible Assets (Detail) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about intangible assets [abstract]
Net book value of Intangible assets	$ 9,976	$ 8,114	$ 7,359	$ 4,393
Provision for impairment of intangible assets			(80)
Total	$ 9,976	$ 8,114	$ 7,279